RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
8.	RELATED PARTY TRANSACTIONS:

During the three months ended July 31, 2017, management and consulting fees of $24,000 (2016 - $24,026) were charged by RJG Capital Corporation, a wholly-owned company of W. Barry Girling, Director. Wayne Moorhouse, Director, charged $902 (2016 - $770) in management and consulting fees. $8,076 (2016 - $10,087) was charged by Malaspina Consultants Inc. for the services of Matt Anderson, CFO, and are included in professional fees. John Theobald, Director, charged $29,048 (2016 - $nil) in mineral property expenditures.

Included in accounts payable and accrued liabilities are amounts owed to directors or officers or companies controlled by them. As at July 31, 2017, the amount was $198,844 (April 30, 2017 – $197,954). All amounts are non-interest bearing, unsecured, and due on demand.

The promissory notes received from a company controlled by a director (Notes 5 and 11) are related party transactions.

9.	RELATED PARTY TRANSACTIONS:

During the year ended April 30, 2016, the Company settled $952,098 of interest payable on the promissory notes owed to a company controlled by a Director by issuing 5,216,116 common shares at the fair value of $963,718 (Note 5).

During the year ended April 30, 2017, management and consulting fees of $96,000 (2016 - $96,002) were charged by RJG Capital Corporation, a wholly-owned company of W. Barry Girling, Director. Wayne Moorhouse, Director, charged $2,911 (2016 - $3,093) in management and consulting fees. $23,759 (2016 - $23,557) was charged by Malaspina Consultants Inc. for the services of Matt Anderson, CFO, and are included in professional fees. John Theobald, Director, charged $54,124 (2016 - $nil) in mineral property expenditures.

Included in accounts payable and accrued liabilities are amounts owed to directors or officers or companies controlled by them. As at April 30, 2017, the amount was $197,954 (2016 – $189,501). All amounts are non-interest bearing, unsecured, and due on demand.

The promissory notes received from a company controlled by a director (Notes 5 and 12) are related party transactions.